Reconciliation between Financial Statements and Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 402,880,234	$ 351,152,289
Deemed loans not reported on Form 5500	(1,160,892)	(1,083,248)
Net assets available for benefits per Form 5500	$ 401,719,342	$ 350,069,041